Trade and other receivables - Summary Of Movements In Provision For Impairment Of Receivables (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Provision for the year	€ 4,132	€ 32,054	€ 5,206
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	44,933	15,563	10,788
Adoption of IFRS 9		512
Provision for the year	4,933	32,679	6,215
Reversal for the year	(870)	(1,605)	(1,009)
Write-off for the year	(3,006)	(2,240)	(1,264)
Exchange differences	(369)	24	833
Transfer to assets held for sale	(78)
Ending balance	€ 45,543	€ 44,933	€ 15,563